Schedule of bank borrowings comprised (Details)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)
IfrsStatementLineItems [Line Items]
Current	$ 369,052		$ 470,099	$ 500,982
Non-current	1,227,884		1,564,078	1,835,882
Total	$ 1,596,936		2,034,177	2,336,864
Borrowing types one [member]
IfrsStatementLineItems [Line Items]
Principal amount			400,000	1,000,000
Maturities	October 2028	May 2025
Interest rate	7.75% per annum	2.25% per annum
Current			82,746	16,866
Non-current			143,231
Total	$ 177,404	$ 13,241	225,977	16,866
Borrowing types two [member]
IfrsStatementLineItems [Line Items]
Principal amount	$ 169,000			400,000
Maturities	October 2033	October 2028
Interest rate	1.5% above USD COF 3 months	7.75% per annum
Current			19,057	76,594
Non-current			159,751	225,977
Total	$ 140,374	$ 237,534	178,808	302,571
Borrowing types three [member]
IfrsStatementLineItems [Line Items]
Principal amount	$ 111,999	$ 169,000
Maturities	December 2028	October 2033
Interest rate	0.8% per annum above the bank’s prevailing USD Cost of Funds as determined by the bank	1.5% above USD COF 3 months
Current				18,547
Non-current			143,472	182,392
Total	$ 112,633	$ 157,748	143,472	200,939
Borrowing types four [member]
IfrsStatementLineItems [Line Items]
Principal amount		$ 111,999	1,000,000
Maturities	January 2030	December 2028
Interest rate	7.75% per annum	0.8% per annum above the bank’s prevailing USD Cost of Funds as determined by the bank
Current			188,642
Non-current			603,178	146,461
Total	$ 621,620	$ 114,980	791,820	146,461
Borrowing types five [member]
IfrsStatementLineItems [Line Items]
Principal amount			141,700	600,000
Maturities	May 2026	May 2025
Interest rate	7.00% per annum	2.25% per annum
Current			144,492	10,117
Non-current
Total	$ 113,434	$ 7,942	144,492	10,117
Borrowing [member]
IfrsStatementLineItems [Line Items]
Current			434,937	480,757
Non-current			1,049,632	1,346,652
Total	$ 1,165,465	$ 1,434,612	$ 1,484,569	1,827,409
Borrowing types six [member]
IfrsStatementLineItems [Line Items]
Principal amount				1,000,000
Maturities		January 2030
Interest rate		7.75% per annum
Current				174,618
Non-current				791,822
Total		$ 758,706		966,440
Borrowing types seven [member]
IfrsStatementLineItems [Line Items]
Principal amount				181,568
Maturities		June 2025
Interest rate		7.00% per annum
Current				184,015
Non-current
Total		$ 144,461		$ 184,015